Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 31,714	$ 30,059
Plans with PBO in excess of plan assets, Plan Assets	18,398	16,783
Plans with ABO in excess of plan assets, Benefit Obligation	30,882	29,312
Plans with ABO in excess of plan assets, Plan Assets	18,127	16,522
Plans with assets in excess of PBO, Benefit Obligation	66,842	63,524
Plans with assets in excess of PBO, Plan Assets	73,705	68,190
Nonpension Postretirement Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with APBO in excess of plan assets, Benefit Obligation	4,685	4,616
Plans with APBO in excess of plan assets, Plan Assets	47	$ 94
Plans with plan assets in excess of APBO, Benefit Obligation	19
Plans with plan assets in excess of APBO, Plan Assets	$ 21